Amounts due to / (from) related parties (Tables)	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Schedule of transactions with majority shareholder and other affiliated entities under the control of its majority shareholder

	2021	2020
	$	$
Due to Wesbild Inc.
Unsecured, bears no interest, with no specific terms of repayment	—	—
Due to Wesbild Holdings Ltd., parent company of Wesbild Inc.
Unsecured, bears no interest, with no specific terms of repayment	83,480	7,665
Sub-total	83,480	7,665
Due to (from) DRI Capital Inc., a subsidiary of Wesbild Holdings Ltd.
Unsecured, bears no interest, with no specific terms of repayment	81,738	(60,444)
Due to Reservoir Media Management (Canada) Inc., a subsidiary of Wesbild Holdings Ltd.
Unsecured, bears no interest, with no specific terms of repayment	124,954	47,108
Sub-total	206,692	(13,336)
	290,172	(5,671)